Fair Value Hierarchy for Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Measurements, Recurring
Liabilities
Warrant liability - 2010 Series B	$ 362,452	$ 898,722
Warrant liability - 2012 placement agent	362,633	542,530
Warrant liability - 2012 Series A&B	16,703,984	12,430,524
Debenture conversion feature -2012		7,548,500
Warrant liability - 2013 placement agent	98,080
Warrant liability - 2013 Series D&E	18,337,732
Total	35,864,881	21,420,276
Quoted Market Prices in Active Markets (Level 1)
Liabilities
Warrant liability - 2010 Series B	0	0
Warrant liability - 2012 placement agent	0	0
Warrant liability - 2012 Series A&B		0
Debenture conversion feature -2012		0
Warrant liability - 2013 placement agent	0
Warrant liability - 2013 Series D&E	0
Total	0	0
Significant Other Observable Inputs (Level 2)
Liabilities
Warrant liability - 2010 Series B	0	0
Warrant liability - 2012 placement agent	0	0
Warrant liability - 2012 Series A&B		0
Debenture conversion feature -2012		0
Warrant liability - 2013 placement agent	0
Warrant liability - 2013 Series D&E	0
Total	0	0
Significant Unobservable Inputs (Level 3)
Liabilities
Warrant liability - 2010 Series B	362,452	898,722
Warrant liability - 2012 placement agent	362,633	542,530
Warrant liability - 2012 Series A&B	16,703,984	12,430,524
Debenture conversion feature -2012		7,548,500
Warrant liability - 2013 placement agent	98,080
Warrant liability - 2013 Series D&E	18,337,732
Total	$ 35,864,881	$ 21,420,276